Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (232,533)	$ 760,198
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	9,531	11,584
Changes in operating assets and liabilities:
Trade receivable	(513,188)	(208,353)
Supplier advances	(545,599)	(1,001,155)
Other receivables, net	13,969	(544,298)
Accounts payable	26,660	963,687
Advance from customers	(453,648)	(488,561)
Accrued expenses and other liabilities	(18,163)	165,356
Taxes payable	(497,619)	640,938
Operating lease right-of-use assets	(120,418)	44,661
Operating lease liabilities	79,143	(44,661)
Salary and welfare payable	1,531	1,604
Net cash provided by (used in) operating activities	(2,250,334)	301,000
Cash flows from investing activities
Purchase of property and equipment	(5,135)	(16,162)
Purchase of intangible assets	(2,025,063)
Loan to third parties	(1,044,625)
Net cash used in investing activities	(3,074,823)	(16,162)
Cash flows from financing activities
Proceeds from short-term borrowings	891,514	300,335
Repayment of short-term borrowings	(895,344)	(101,974)
Due from a shareholder	53	60,299
Deferred listing costs		(19,264)
Net procees from the follow-on offering	7,749,921
Net cash Provided by financing activities	7,746,144	239,396
Effect of foreign exchange rate on cash and restricted cash	19,703	(614,803)
Net increase (decrease) in cash	2,440,690	(90,569)
Cash at the beginning of the period	6,655,734	1,203,203
Cash at the end of the period	9,096,424	1,112,634
Supplemental disclosures of cash flow information:
Income taxes paid	5,257	19,682
Interest paid	22,490	15,181
Operating right-of-use asset	$ 119,562	$ 46,213